Financial Risk Management (Details Textual) - ARS ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Statement Line Items [Line Items]
Percentage of other factors	10.00%	10.00%
Profit before income tax	$ (22,432,373)	$ 9,665,463	$ (823,458)
Derivative financial instruments	5,211	73,679
Investment in equity securities issued	$ 391,200	$ 313,800
Interest rate risk [member]
Statement Line Items [Line Items]
Percentage of other factors	1.00%	1.00%
Profit before income tax	$ 18,450	$ 17,150
Other price risk [member]
Statement Line Items [Line Items]
Profit before income tax	39,100	31,400
Derivative Financial Instruments [Member]
Statement Line Items [Line Items]
Profit before income tax	$ 1,412,572	$ 1,452,460